March 25, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	2nd Vote Funds: File Nos. 333- 239127 and 811-23577

Dear Sir/Madam:

On behalf of 2nd Vote Funds, a registered investment company (“Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 8 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (“Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The purpose of this filing is to register shares of the 2VA Shareholders First ETF, a new series of the Trust.

If you have any questions, please contact J. Stephen King, Jr. at (949) 245-2700.

Very truly yours,

/s/ J. Stephen King, Jr.
J. Stephen King, Jr.